Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Jun. 30, 2018
Total	$ 6,786,620	$ 6,996,795
Less: Accumulated depreciation and amortization	(4,687,404)	(4,248,386)
Plants and equipment, net	2,099,216	2,748,409
Machinery and equipment [Member]
Total	882,888	917,017
Transportation equipment [Member]
Total	4,235,623	4,399,356
Office equipment [Member]
Total	1,177,817	1,221,704
Buildings and improvements [Member]
Total	$ 490,292	$ 458,718